Note 15 - Leases (Details Textual)	12 Months Ended
Dec. 31, 2021
Bottom of range [member]
Statement Line Items [Line Items]
Leases, term (Year)	3 years
Top of range [member]
Statement Line Items [Line Items]
Leases, term (Year)	6 years